Commitments and Contingencies - Summary of Future Minimum Payments Due Under Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Operating Leases Future Minimum Payments Due [Abstract]
2018 (remainder)	$ 658
2018		$ 820
2019	1,323	808
2020	1,016	499
2021	957
2022	1,076
Thereafter	2,200
Total	$ 7,230	$ 2,127